Basic and Diluted Net Income / (Loss) Per Share - Schedule of Basic and Diluted Net Income / (Loss) Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended					12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share of common stock:
Net Income / (Loss) for the period	$ (7,295,078)		$ 8,406,501		$ (10,328,125)	$ (10,328,125)		$ 8,859,341		$ 710,458	$ (36,798,419)
Preferred stock dividend	(1,178,544)		(13,537)			(1,650,573)		(13,537)		(492,366)
Deemed Dividend due to warrant exchange										(155,279)
Net Income / (Loss) for the period – basic	$ (8,473,622)		$ 8,392,964			$ (11,978,698)		$ 8,845,804		$ 62,813	$ (36,798,419)
Net Income / (Loss) per share of common stock - basic (in Dollars per share)	$ (0.77)		$ 19.9			$ (1.16)		$ 20.97		$ 0.05	$ (96.45)
Diluted earnings per share of common stock:
Net Income / (Loss) for the period - basic	$ (8,473,622)		$ 8,392,964			$ (11,978,698)		$ 8,845,804		$ 62,813	$ (36,798,419)
Change in fair value of dilutive convertible notes			(1,941,370)					(18,216,803)		(14,028,067)
Net Income / (Loss) for the period - diluted	$ (8,473,622)		$ 5,904,922			$ (11,978,698)		$ (11,165,333)		$ (13,965,254)	$ (36,798,419)
Weighted average number of shares of common stock - basic (in Shares)	11,000,519	[1]	421,799	[1]		10,335,057	[1]	421,799	[1]	1,281,339	381,543
Conversion of convertible notes into common stock (in Shares)										2,609,360
Common warrants (in Shares)										3,187,060
Net Income / (Loss) per share of common stock - diluted (in Dollars per share)	$ (0.77)		$ 1.29			$ (1.16)		$ (2.44)		$ (1.97)	$ (96.45)

[1]	Includes 100,000 prepaid warrants for the period ended June 30, 2025.